RELATED PARTY TRANSACTIONS (Details) - Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank - Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank [member] - GBP (£)
£ in Millions
	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	£ 1,854	£ 1,878
Financial assets at fair value through profit or loss		1,062
Derivative financial instruments	591	2,589
	2,445	5,529
Liabilities, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	4,893	19,663
Financial assets at fair value through profit or loss	1	137
Derivative financial instruments	1,986	2,693
Debt securities in issue	11,181	193
Subordinated liabilities	3,663	2,985
	21,724	25,671
The Bank [member]
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	1,581	993
Financial assets at fair value through profit or loss		1,062
Derivative financial instruments	591	2,558
	2,172	4,613
Liabilities, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	4,696	16,687
Financial assets at fair value through profit or loss	1	137
Derivative financial instruments	1,547	2,184
Debt securities in issue	11,136	7
Subordinated liabilities	3,641	2,900
	£ 21,021	£ 21,915